UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

 (Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

 (Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

 (Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025- September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a)	Region(b)	Date	Cost(c)	Fair Value
Direct Investments/Co-Investments (1.55%)
Blue Owl GP Stakes Nimbus Cayman (B) LP(f)(g)	North America	09/10/2021	$3,539,970	$7,707,528
Blue Owl GP Stakes Nimbus U.S. (A) LLC(g)	North America	09/10/2021	4,843,086	3,050,572
BSV Opportunities B, FCRE(d)(f)	Europe	12/16/2021	8,973,301	6,067,572
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	3,990,814	11,431,435
Roark Capital Partners II Sidecar LP(d)(f)	North America	10/18/2018	932,118	1,745,925

Total Direct Investments/Co-Investments			22,279,289	30,003,032

Primary Investments (4.69%)
ABS Capital Partners IX, L.P.(d)(f)(g)	North America	03/25/2024	1,335,119	1,436,656
Accel-KKR Capital Partners VII LP(d)(f)	North America	12/16/2022	623,209	368,317
Accel-KKR Growth Capital Partners IV LP(d)(f)	North America	12/17/2021	1,320,338	1,413,390
Apax XI USD L.P.(d)(f)(g)	Europe	10/19/2023	3,001,882	3,505,753
Blue Owl GP Stakes V Offshore Investors LP(f)(g)	North America	09/20/2021	5,775,343	4,777,329
BPEA EQT Mid-Market Growth Partnership, SCSp(d)(f)(g)	Rest of World	06/07/2023	293,521	338,772
Clearlake Capital Partners VII (USTE), L.P.(d)(f)	North America	09/17/2021	3,579,038	4,161,163
Genstar Capital Partners XI, L.P.(f)(g)	North America	04/26/2023	946,328	1,046,926
Green Equity Investors Side IX, L.P.(d)(f)(g)	North America	03/01/2022	2,956,417	3,537,198
Halifax Capital Partners V, L.P.(d)(f)(g)	North America	09/30/2023	827,394	1,247,714
Hellman & Friedman Capital Partners IX (Parallel), L.P.(f)	North America	09/28/2018	1,920,157	3,429,854
Hellman & Friedman Capital Partners X (Parallel), L.P.(f)	North America	05/10/2021	4,564,172	5,140,253
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)(f)	North America	12/16/2022	-	(9,568)
HighVista Private Equity VIII (Offshore), L.P.(f)(g)	North America	04/11/2019	2,311,525	3,598,637
Norwest Mezzanine Partners V-A, LP(f)(g)	North America	09/30/2023	2,899,788	2,949,290
Roark Capital Partners V (TE) LP(f)	North America	04/30/2018	4,487,589	7,176,507
Roark Capital Partners VI (TE) LP(f)(g)	North America	01/28/2022	2,966,689	4,441,729
Solamere Capital AF V, LP(d)(f)(g)	North America	12/31/2024	393,640	393,640
Solamere Series IV Leaders Fund, LP(d)(f)(g)	North America	11/29/2024	2,155,885	2,241,035
Sorenson Capital Partners IV-B, L.P.(d)(f)(g)	North America	01/11/2022	6,349,254	8,227,720
TA XIV-B, L.P.(f)(g)	North America	05/27/2021	4,545,116	5,303,488
TA XV-B, L.P.(d)(f)(g)	North America	04/27/2023	1,800,000	1,762,966
The Veritas Capital Fund VII, L.P.(d)(f)(g)	North America	10/10/2019	2,921,282	4,130,957
The Veritas Capital Fund VIII, L.P.(f)(g)	North America	03/16/2022	6,425,283	7,952,114
Thoma Bravo Explore Fund II-A, L.P.(d)(f)	North America	02/03/2022	1,311,644	1,306,538
Thoma Bravo Fund XV-A, L.P.(f)	North America	02/03/2022	4,165,376	5,884,041
Triton Fund 6 SCSp(d)(f)(g)	Europe	10/11/2024	428,610	525,579
Vector Capital VI, L.P.(d)(f)(g)	North America	02/26/2025	2,339,405	2,380,605
Vista Equity Partners Fund VIII-A, L.P.(d)(f)(g)	North America	04/27/2022	1,815,314	2,372,788

Total Primary Investments			74,459,318	91,041,391

Early Secondary Investments (5.11%)
Aerospace, Transportation and Logistics Fund II LP(f)(g)	North America	03/31/2019	1,537,741	2,223,505
Avista Healthcare Partners (Offshore) I, L.P.(d)(f)	North America	12/01/2017	311,266	133,127
Gryphon Odin CV-A, L.P.(d)(f)	North America	09/05/2024	1,747,424	2,807,278
Gryphon Partners IV, L.P.(f)	North America	06/08/2016	2,509,776	3,653,130
Gryphon Partners VI-A, L.P.(d)(f)	North America	12/17/2021	9,024,977	9,086,738
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)(f)(g)	North America	10/26/2021	4,690,000	6,140,102
Ironsides Offshore Direct Investment Fund V, L.P.(d)(f)(g)	North America	12/31/2019	2,112,150	3,432,774
L Catterton IX, L.P.(d)(f)	North America	03/09/2021	6,681,459	7,092,430
Merit Mezzanine Fund VI, L.P.(f)(g)	North America	03/02/2018	1,737,132	1,481,031
NB Credit Opportunities II Cayman Feeder LP(d)(f)(g)	North America	06/30/2023	13,322,215	16,995,762
OceanSound Partners Fund, LP(d)(f)(g)	North America	01/31/2022	6,465,997	10,251,857
OceanSound SMX Rollover AIV, L.P.(d)(f)(g)	North America	03/26/2024	2,643,883	3,817,640
Providence Equity Partners IX-A S.C.Sp.(f)(g)	North America	10/05/2023	4,136,734	4,776,450
Valeas Capital Partners Fund I-A LP(f)(g)	North America	09/30/2024	14,426,343	24,539,711
VSS Structured Capital Parallel III, L.P.(d)(f)	North America	01/26/2018	2,973,298	2,772,266

Total Early Secondary Investments			74,320,395	99,203,801

Secondary Investments (86.96%)
A10 USD (Feeder) L.P.(f)(g)	Europe	03/28/2024	769,931	1,300,640
A9 EUR (Feeder) L.P.(f)(g)	Europe	10/19/2023	8,453,478	7,498,945
A9 USD (Feeder) L.P.(f)(g)	Europe	10/19/2023	2,991,159	2,565,093
ABRY Partners IX, L.P.(f)(g)	North America	03/28/2024	2,012,090	2,629,539
ABRY Senior Equity V, L.P.(f)(g)	North America	03/28/2024	1,400,921	1,685,947
ABS Capital Partners VII Offshore, L.P.(d)(f)(g)	North America	10/01/2023	2,119,584	3,267,892
ABS Capital Partners VII, L.P.(d)(f)(g)	North America	10/01/2023	5,445,705	8,406,684
Accel-KKR Capital Partners CV III, LP(d)(f)	North America	06/30/2021	3,544,870	1,932,530

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	1

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)(Continued)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (86.96%) (Continued)
Actis Energy 5 LP(d)(f)(g)	Europe	06/30/2023	$573,011	$606,728
Advent Global Technology II Limited Partnership(d)(f)(g)	North America	09/30/2025	555,732	1,136,803
Advent International GPE VI-A Limited Partnership(d)(g)	Europe	03/31/2021	41,815	138,909
Advent International GPE VII-B Limited Partnership(d)(f)(g)	North America	06/30/2015	1,576,936	307,010
Advent International GPE VIII-B-2 Limited Partnership(d)(g)	North America	03/31/2022	2,277,496	1,501,268
Advent International GPE VIII-C Limited Partnership(d)(g)	Europe	12/31/2019	1,175,290	1,136,210
AEA EXC CF LP(d)(f)(g)	North America	08/12/2022	12,194,269	13,312,420
Alpha Private Equity Fund 7 (SCA) SICAR(d)(g)	Europe	06/28/2024	21,809,070	24,386,698
American Industrial Partners Fund IV, L.P.(f)(g)	North America	06/28/2024	15,680	253,368
American Securities Partners VI, L.P.(d)(f)(g)	North America	03/31/2022	3,777,692	3,109,250
American Securities Partners VII, L.P.(d)(f)(g)	North America	12/30/2022	25,999,394	21,590,952
AP VIII Private Investors Offshore (USD), L.P.(d)(f)	Europe	06/30/2017	155,272	13,300
AP VIII Private Investors, LLC(d)(f)	Europe	06/28/2019	1,755,711	263,275
Apax Europe VI - A, L.P.(d)(f)	Europe	12/30/2016	418,681	132,239
Apax Europe VII - B, L.P.(d)(f)	Europe	03/31/2021	20,004	29,967
Apax IX USD L.P.(f)(g)	Europe	10/19/2023	13,031,029	11,055,388
Apollo Investment Fund VI, L.P.(d)(f)	North America	12/31/2018	207,218	54,686
Archer Capital Trust 5B(d)(f)(g)	Rest of World	03/28/2024	654,378	241,749
Artiman Ventures III, L.P.(d)(f)(g)	North America	03/31/2021	547,290	310,598
Astorg Normec Fund(d)(f)(g)	Europe	09/24/2024	583,596	820,125
Astorg VI SLP(d)(f)(g)	Europe	03/31/2022	3,206,778	1,993,542
Astorg VII SLP(d)(f)(g)	Europe	03/31/2022	4,500,217	8,462,512
Atlas Capital Resources LP(f)(g)	North America	06/30/2021	1,197,510	244,768
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	1,134,916	188,020
Audax Private Equity Aspen CF, L.P.(d)	North America	03/24/2022	7,370,000	9,365,421
Audax Private Equity Fund III, L.P.	North America	09/30/2015	2,299,732	70,850
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	2,154	1,461
Aurora Equity Partners V, L.P.(d)(f)(g)	North America	12/31/2024	1,457,383	1,421,448
Bain Capital Asia Fund II, L.P.(d)(f)(g)	Rest of World	12/31/2019	1,471,351	610,929
Bain Capital Asia Fund III, L.P.(f)(g)	Rest of World	06/30/2023	2,221,523	3,456,760
Bain Capital Distressed and Special Situations 2013 (E), L.P.(d)(f)(g)	North America	06/30/2015	-	17,501
Bain Capital Empire Holdings, L.P.(d)(f)(g)	North America	09/21/2022	17,016,423	17,101,776
Bain Capital Europe Fund III, L.P.(d)(g)	Europe	12/30/2016	963,529	6,083
Bain Capital Europe Fund V, SCSp(d)(f)(g)	Europe	06/28/2024	1,400,834	2,265,782
Bain Capital Fund VII, L.P.(d)(g)	North America	12/29/2017	5,477,570	3,354,276
Bain Capital Fund X, L.P.(d)(f)(g)	North America	12/30/2015	6,402,017	4,244,131
Bain Capital Fund XI, L.P.(d)(f)(g)	North America	09/30/2024	1,650,331	1,675,845
Bain Capital Fund XII, L.P.(f)(g)	North America	03/28/2024	766,001	1,040,135
Bain Capital VII Coinvestment Fund, L.P.(d)(f)	North America	12/29/2017	49,316	44,285
Barley (No.1) Limited Partnership(d)(f)	Europe	04/25/2024	648,686	633,140
BC Asia III Private Investors, L.P.(f)(g)	Rest of World	06/30/2020	41,501	1,781,471
BC Europe IV Private Investors, L.P.(f)(g)	Europe	06/30/2020	455,326	501,653
BC European Capital IX-8 LP(f)	Europe	12/31/2020	1,377,189	559,043
BC European Capital X-10 LP(d)(f)(g)	Europe	09/03/2025	13,513,968	17,077,899
BC European Capital X-2 LP(f)(g)	Europe	03/28/2024	12,678,794	12,514,210
BC European Capital X-7 LP(f)(g)	Europe	03/28/2024	975,944	959,423
BC Life Sciences Private Investors, L.P.(d)(f)	North America	06/30/2020	166,905	831,203
BC Partners XI GD - 2 LP(f)(g)	Europe	03/28/2024	12,271,962	16,102,942
BC XI Private Investor, L.P.(d)(f)(g)	North America	04/10/2020	818,258	1,005,621
BC XII Private Investors, L.P.(f)	North America	04/10/2020	1,307,430	3,442,611
BCP V-S L.P.(d)	North America	09/29/2017	47,896	-
Berkshire Fund IX, L.P.(f)(g)	North America	09/03/2021	5,511,109	8,475,070
Berkshire Fund VI, Limited Partnership(d)(f)(g)	North America	12/31/2018	4,980,669	1,655,398
Berkshire Fund VII, L.P.(d)(f)(g)	North America	12/31/2018	1,216,662	587,378
Berkshire Fund VIII (IND), L.P.(d)(f)(g)	North America	09/03/2021	6,034,281	1,823,091
Blackstone Capital Partners V L.P.(d)(f)	North America	09/29/2017	445,286	6,689
Blackstone Capital Partners VII, L.P.(f)(g)	North America	03/28/2024	396,187	519,146
Blackstone Capital Partners VIII (Lux), SCSp(f)(g)	North America	03/28/2024	424,805	516,500
Blue Owl GP Stakes US Investors LP(f)(g)	North America	03/31/2022	1,288,815	1,502,583
Bowmark Capital Partners V, L.P.(d)(g)	Europe	06/30/2023	347,940	64,146
BPEA Private Equity Fund VI, L.P.1(d)(f)(g)	Rest of World	06/30/2023	4,049,398	2,315,313
Brentwood Associates Private Equity V, L.P.(d)(f)(g)	North America	12/29/2023	4,428,902	5,203,915
Bridgepoint Europe IV 'A' L.P.(f)(g)	Europe	03/28/2024	547,462	503,887
Bridgepoint Europe IV 'E' L.P.(f)(g)	Europe	03/31/2021	54,141	117,396
Bridgepoint Europe Portfolio IV LP(d)(f)(g)	Europe	03/28/2024	401,051	410,569
Camden Partners Strategic Fund VI, L.P.(d)(g)	North America	12/31/2024	1,108,891	3,707,437

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	2

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)(Continued)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (86.96%) (Continued)
Capiton VI GmbH & Co. Beteiligungs KG(d)(f)(g)	Europe	09/30/2025	$491,298	$629,562
Capvis Equity IV L.P.(d)(f)(g)	Europe	06/28/2024	5,537,259	6,313,136
Capvis Equity V L.P.(d)(f)(g)	Europe	06/28/2024	16,577,631	19,779,123
Carlyle Credit Opportunities Fund (Parallel), L.P.(f)(g)	North America	09/29/2023	1,102,184	1,469,482
Carlyle Europe Partners IV, L.P.(d)(f)(g)	Europe	03/31/2025	11,647,555	13,681,639
Carlyle Europe Partners V - EU, S.C.Sp.(d)(f)(g)	Europe	03/28/2024	18,622,382	19,927,032
Carlyle Partners V, L.P.(d)(f)	North America	12/31/2019	53,331	42,613
Carlyle Partners VII, L.P.(f)(g)	North America	03/28/2024	53,537,672	60,662,893
Carlyle Partners VIII, L.P.(f)(g)	North America	09/30/2024	4,577,304	5,201,814
Carlyle US Equity Opportunity Fund II, L.P.(f)(g)	North America	06/30/2022	1,294,729	1,311,786
CB Offshore CF I, Limited Partnership(f)(g)	North America	12/11/2024	3,601,254	6,292,690
CCP Climb LP(d)(f)(g)	Europe	05/03/2023	17,693,434	25,595,319
CCP Strider LP(d)(f)(g)	Europe	10/10/2022	15,545,080	25,264,129
CD&R Value Building Partners I, L.P.(g)	Europe	12/02/2021	9,672,182	13,505,310
CDRF8 Private Investors, LLC(d)(f)	North America	06/30/2017	229,064	5,221
Centerbridge Seaport Acquisition Fund, L.P.(d)(f)(g)	North America	04/27/2022	9,147,866	11,719,059
Cerberus Institutional Partners, L.P. - Series Four(d)(f)(g)	North America	12/30/2016	705,459	42,006
Charlesbank Equity Fund VIII, Limited Partnership(f)(g)	North America	03/31/2022	3,691,991	4,516,435
Charterhouse Capital Partners IX(d)(g)	Europe	12/31/2021	-	23,505
CHP III, L.P.(d)	North America	09/29/2017	215,716	30,904
CI Capital Investors III, L.P.(d)(f)(g)	North America	12/31/2019	20,693,230	26,072,382
Clayton, Dubilier & Rice Fund IX, L.P.(f)(g)	North America	06/30/2022	4,160,277	2,440,566
Clayton, Dubilier & Rice Fund X, L.P.(f)(g)	North America	03/28/2024	638,710	841,531
Clearlake Capital Partners III, L.P.(f)(g)	North America	09/30/2022	126,092	146,560
Clearlake Capital Partners IV, L.P.(f)(g)	North America	12/31/2019	2,362,246	1,886,663
Clearlake Capital Partners VI, L.P.(d)(f)(g)	North America	09/30/2022	2,108,640	2,208,597
Clearlake Opportunities Partners (P-Offshore), L.P.(f)	North America	12/31/2019	654,760	685,376
Coller International Partners VI, L.P.(d)(f)(g)	North America	12/31/2021	318,530	123,357
Comvest Capital II International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	151,461	43,519
Comvest Capital III International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	1,611,792	199,148
Corsair IV Financial Services Capital Partners, L.P.(f)(g)	North America	12/31/2024	398,225	1,408,105
Corsair V Financial Services Capital Partners, L.P.(d)(f)(g)	North America	12/31/2024	2,026,214	2,749,014
Court Square Capital Partners (Offshore) III, L.P.(f)	North America	12/31/2020	648,214	561,133
CP VII Investors, L.P.(f)(g)	North America	03/31/2025	6,619,904	7,596,789
Crestview Partners II, L.P.(f)(g)	North America	09/30/2024	739,246	617,989
CVC Capital Partners VI (A) L.P.(d)(f)(g)	Europe	12/29/2023	3,150,443	3,603,265
CVC Capital Partners VI (B) L.P.(d)(f)(g)	Europe	12/30/2022	11,889,702	12,188,675
CVC Capital Partners VII (A) L.P.(f)(g)	Europe	08/18/2022	2,327,415	3,639,276
CVC European Equity Partners V (A) L.P.(d)(f)(g)	Europe	12/30/2022	212,127	246,838
CVC European Equity Partners V (C) L.P.(d)(f)(g)	Europe	03/31/2023	235,566	274,720
DCM V, L.P.(d)	Rest of World	06/30/2015	1,167,369	11,645
DCM VI, L.P.(d)(f)	North America	06/30/2015	1,582,190	194,284
Endless Fund IV A LP(f)(g)	Europe	06/28/2024	4,287,294	3,204,981
EQT IX (No.2) EUR SCSp(d)(f)(g)	Europe	03/28/2024	1,156,612	1,793,475
EQT VII (No.1) Limited Partnership(d)(f)	Europe	12/31/2020	804,687	524,753
EQT VIII (No.1) SCSp(d)(f)	Europe	12/31/2020	1,008,685	1,150,978
EQT VIII (No.2) SCSp(d)(f)(g)	Europe	03/28/2024	758,936	962,742
Equistone Partners Europe Fund IV "E" L.P.(g)	Europe	12/31/2021	447,075	147,742
Eurazeo Capital Secondary Fund 2025 SCSp(d)(f)(g)	Europe	05/02/2025	74,870,051	96,532,513
Fifth Cinven Fund (No.3) Limited Partnership(d)	Europe	12/31/2021	2,369,386	2,314,797
Five Arrows Florence Continuation Fund SCSp(d)(f)(g)	North America	05/05/2022	8,412,875	10,869,082
Francisco Partners II, L.P.(d)(f)	North America	12/31/2018	112,071	5,305
Frontenac XI Private Capital (M) Limited Partnership(d)(f)(g)	North America	07/24/2023	4,342,764	6,294,310
FS Equity Partners CV1, L.P.(d)(f)(g)	North America	04/03/2025	15,405,988	17,845,299
FSN Capital IV L.P.(d)(f)	Europe	12/31/2019	127,408	24,623
General Atlantic Investment Partners 2013, L.P.(d)(f)(g)	North America	12/31/2019	1,848,530	1,815,207
Genstar Capital Partners VI, L.P.(d)(f)(g)	North America	03/31/2022	1,320,973	268,682
Genstar Capital Partners VIII BL (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,508,081	2,624,429
Genstar VIII Opportunities Fund I (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,043,602	1,557,291
GESD Investors II Liquidating Trust(d)	North America	09/29/2017	-	4,640
Great Hill Equity Partners IV, L.P.(d)(g)	North America	06/28/2024	1,440,901	1,339,350
Green Equity Investors CF II, L.P.(d)(g)	North America	11/30/2021	1,185,423	1,941,541
Green Equity Investors CF IV J, L.P.(d)(f)(g)	North America	04/17/2025	2,081,072	2,036,046
Green Equity Investors CF IV-A, L.P.(d)(f)(g)	North America	04/17/2025	2,803,872	3,023,698

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	3

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)(Continued)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (86.96%) (Continued)
Green Equity Investors CF, L.P.(d)(f)(g)	North America	04/26/2021	$3,369,690	$2,583,150
Green Equity Investors Side VI, L.P.(d)(f)(g)	North America	06/30/2021	2,358,709	1,510,485
Green Equity Investors V, L.P.(d)(f)(g)	North America	09/29/2017	3,144,333	10,298
Green Equity Investors VI, L.P.(d)(f)(g)	North America	09/30/2022	1,753,203	1,174,552
Green Equity Investors VII, L.P.(d)(f)(g)	North America	03/28/2024	700,729	750,099
Green Equity Investors VIII, L.P.(d)(f)(g)	North America	03/28/2024	823,432	1,383,896
Gridiron Capital Fund II, L.P.(d)(f)(g)	North America	12/31/2019	1,889,628	592,354
Gridiron Energy Feeder I, L.P.(f)	North America	05/10/2017	1,070,051	4,564,654
Gryphon Co-Invest Fund IV, L.P.(f)	North America	12/31/2020	294,786	180,318
Gryphon Heritage Partners, L.P.(d)(f)(g)	North America	03/28/2024	6,563,507	7,235,746
Gryphon Mezzanine Partners II, L.P.(f)(g)	North America	12/30/2022	11,138,220	12,460,551
Gryphon Mezzanine Partners, L.P.(f)(g)	North America	12/30/2022	1,506,034	1,666,236
Gryphon Odin CV, L.P.(d)(f)(g)	North America	09/05/2024	4,074,038	6,548,838
Gryphon Partners 3.5, L.P.(d)(f)	North America	12/31/2020	163,282	15,065
Gryphon Partners IV, L.P.(f)(g)	North America	12/31/2020	9,800,185	10,490,102
Gryphon Partners V, L.P.(d)(f)(g)	North America	03/28/2024	18,007,292	23,579,230
Gryphon Partners V-A, L.P.(d)(f)	North America	12/31/2020	2,076,948	2,709,852
Gryphon Partners VI, L.P.(d)(f)(g)	North America	03/28/2024	19,676,305	21,210,372
GS Capital Partners VI Parallel, L.P.(d)(f)	North America	12/31/2019	16,951	9,283
GSO Capital Opportunities Overseas Fund L.P.(f)	North America	12/31/2015	234,409	-
GSO Private Investors Offshore II, L.P.(d)(f)	North America	06/30/2017	203,075	36,756
H&F Arrow 2, L.P.(d)	North America	08/28/2020	1,234,810	3,422,241
H&F Clyde 2, L.P.(d)	North America	02/16/2024	1,736,074	2,082,814
H&F Executives IX, L.P.(f)	North America	09/30/2020	2,322,342	4,311,084
H&F Executives VIII, L.P.(f)	North America	09/30/2020	1,433,977	2,682,797
H.I.G. Advantage Buyout Fund, L.P.(f)(g)	North America	06/28/2024	19,252,942	22,505,538
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)(f)(g)	North America	12/31/2018	656,010	752,633
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	1,701,384	170,996
H.I.G. Capital Partners V, L.P.(f)(g)	North America	06/30/2023	5,183,590	1,849,780
H.I.G. Growth Buyouts & Equity Fund II, L.P.(d)(g)	North America	06/28/2024	1,921,678	1,523,972
Halifax Capital Partners IV, L.P.(f)(g)	North America	03/31/2022	9,039,884	12,764,845
Hamilton Lane-Carpenters Partnership Fund IV L.P.(f)(g)	North America	03/31/2022	12,446,237	13,070,424
Hamilton Lane-Carpenters Partnership Fund V L.P.(d)(f)(g)	North America	03/31/2022	7,552,121	9,722,941
Harvest Partners Structured Capital Fund II, L.P.(f)(g)	North America	12/30/2022	22,559,574	29,727,488
Harvest Partners Structured Capital Fund III, L.P.(f)(g)	North America	12/30/2022	17,085,569	20,752,905
Harvest Partners Structured Capital Fund, L.P.(f)(g)	North America	12/30/2022	9,649,617	5,546,293
HCI Equity Partners EV I, L.P.(d)(f)(g)	North America	09/09/2024	1,154,353	1,281,806
HCI Equity Partners IV, L.P.(d)(g)	North America	03/28/2024	1,826,863	805,648
Heartwood Partners II, LP(f)(g)	North America	12/31/2024	2,175,569	851,190
Hellman & Friedman Capital Partners VII (Parallel), L.P.(d)(f)	North America	06/28/2019	7,713,928	437,011
Hellman & Friedman Capital Partners VII, L.P.(d)(f)(g)	North America	06/30/2021	763,530	608,299
HFCP VII (Parallel-A), L.P.(d)(f)	North America	09/30/2021	913,751	154,027
Hg Genesis 7 C L.P.(d)(f)(g)	Europe	03/31/2023	475,927	556,634
Hg Genesis 7 E L.P.(d)(f)(g)	Europe	06/30/2023	791,017	808,660
Hildred Perennial Partners I, LP(d)(f)(g)	North America	11/22/2023	22,833,984	32,684,866
HPE Continuation Fund I C.V.(d)(f)(g)	Europe	05/27/2021	3,486,120	4,447,985
Icon Partners II, L.P.(d)(f)	North America	03/27/2021	184,439	278,728
Icon Partners III, L.P.(d)(f)(g)	North America	03/19/2021	3,917,088	4,080
Insight Equity I LP(d)(f)	North America	12/31/2018	157,636	52,241
Insight Equity II LP(d)(f)(g)	North America	12/31/2018	1,954,414	1,073,384
Insight Partners Continuation Fund (Cayman), L.P.(d)(f)(g)	North America	12/31/2024	5,450,520	6,435,764
Insight Partners Continuation Fund, L.P.(d)(f)(g)	North America	08/14/2019	6,331,007	10,435,594
Insight Venture Partners (Cayman) IX, L.P.(f)(g)	North America	09/30/2019	1,333,467	1,423,744
Insight Venture Partners (Cayman) VIII, L.P.(f)(g)	North America	09/30/2019	1,281,697	1,964,360
Insight Venture Partners (Cayman) X, L.P.(f)(g)	North America	03/28/2024	2,803,350	4,358,647
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(f)(g)	North America	09/30/2019	293,756	268,756
Insight Venture Partners Coinvestment Fund II, L.P.(g)	North America	06/30/2015	560,617	952,722
Insight Venture Partners Coinvestment Fund III, L.P.(f)(g)	North America	06/30/2015	118,917	135,052
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(f)(g)	North America	09/30/2019	581,554	222,525
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(f)(g)	North America	09/30/2019	36,679	17,228
Insight Venture Partners IX, L.P.(f)(g)	North America	09/30/2019	34,056	37,810
Insight Venture Partners VII, L.P.(d)(f)(g)	North America	06/30/2015	1,612,660	1,700,112
Insight Venture Partners VIII (Co-Investors), L.P.(f)(g)	North America	12/31/2019	161,077	236,260
Insight Venture Partners VIII, L.P.(f)(g)	North America	06/30/2015	2,024,605	2,992,662
Investindustrial VII L.P.(d)(f)(g)	Europe	09/30/2025	1,295,134	1,599,336
JLL Partners Fund VII Secondary (A), L.P.(d)(f)(g)	North America	04/15/2025	17,574,850	19,439,754

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	4

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)(Continued)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (86.96%) (Continued)
Kelso Investment Associates IX, L.P.(d)(f)(g)	North America	03/31/2022	$1,149,541	$1,321,756
Kelso Investment Associates VIII, L.P.(f)(g)	North America	09/29/2017	627,868	37,759
KKR Americas Fund XII L.P.(f)(g)	North America	03/31/2021	3,712,538	5,019,178
KKR Asian Fund II TE Blocker L.P.(g)	Rest of World	12/31/2024	1,358,015	1,027,181
KKR European Fund V (USD) SCSp(f)(g)	Europe	03/28/2024	868,181	1,029,742
KKR North America Fund XI L.P.(d)(f)(g)	North America	12/31/2021	3,440,538	4,491,875
Lee Equity Partners Fund II, L.P.(d)(f)(g)	North America	03/28/2024	7,676,157	3,607,919
Lightspeed Venture Partners IX, L.P.(d)(g)	North America	12/31/2020	2,036,069	2,605,925
Lion/Simba Investors, L.P.(f)	Europe	12/22/2020	929,712	3,067,074
Littlejohn Fund IV, L.P.(f)(g)	North America	12/31/2015	1,735,242	91,638
Littlejohn Fund V, L.P.(f)(g)	North America	12/29/2023	8,382,502	10,475,708
Lovell Minnick Equity Partners III LP(d)(f)	North America	06/30/2021	777,423	184,012
Madison Dearborn Capital Partners VII(f)(g)	North America	03/31/2022	5,360,446	5,523,538
Madison Dearborn Capital Partners VIII-A, L.P.(f)(g)	North America	03/28/2024	1,600,872	2,162,026
Marlin Equity III, L.P.(d)(f)	North America	06/30/2021	29,533	37,627
MDCP Insurance SPV, L.P.(f)(g)	North America	05/09/2023	1,724,966	2,854,641
Mid Europa Fund V LP(d)(f)(g)	Europe	03/28/2024	414,069	714,798
Montagu+ SCSp(d)(f)(g)	Europe	11/10/2021	7,830,762	17,374,546
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	339,516	43,421
MPE Partners II, L.P.(d)(f)(g)	North America	06/28/2019	-	1,925,585
Nautic Partners VI-A, L.P.(d)(f)	North America	12/31/2019	25,903	4,916
NB SPV, L.P.(d)(g)	North America	08/27/2021	5,000,000	5,478,588
New Capital Partners Private Equity Fund II, L.P.(f)(g)	North America	09/30/2024	1,118,165	484,876
New Enterprise Associates 12, Limited Partnership(d)(f)	North America	09/29/2017	88,504	13,581
New Mountain Partners III, L.P.(d)(f)(g)	North America	09/29/2017	1,040,174	92,560
New Mountain Partners IV, L.P.(d)(f)(g)	North America	03/31/2023	896,293	540,459
New Mountain Partners V, L.P.(f)(g)	North America	03/31/2023	2,445,672	3,098,316
New Mountain SRC Rollover Fund, L.P.(d)(f)(g)	North America	04/07/2025	1,543,867	1,691,154
NewView Capital Fund I, L.P.(d)(f)	North America	10/31/2018	3,361,688	4,839,445
Njord SCSp(d)(f)(g)	Europe	03/05/2025	856,750	1,399,694
North Bridge Growth Equity II, L.P.(d)(g)	North America	12/31/2020	7,600,706	5,813,880
Norwest Mezzanine Partners III, LP(d)(f)(g)	North America	09/29/2023	1,574,955	1,254,822
Norwest Mezzanine Partners IV(f)(g)	North America	09/29/2023	27,071,830	42,807,171
Oak Investment Partners XII, Limited Partnership	North America	03/29/2019	166,027	(2,614)
Oaktree Opportunities Fund IX (Cayman), L.P.(g)	North America	12/31/2021	431,988	1,629,317
Oaktree Opportunities Fund VIII (Cayman) Ltd.(g)	North America	12/31/2021	1,436	2,148
Oaktree Private Investment Fund 2010, L.P.(f)	North America	06/30/2015	45,196	16,040
Odyssey Investment Partners Fund V, LP(d)(f)(g)	North America	06/30/2023	3,904,968	1,712,944
OEP VI Feeder (Cayman), L.P.(d)(f)(g)	North America	12/31/2024	3,504,669	4,272,261
One Equity Partners VIII, L.P.(d)(g)	North America	09/30/2025	1,094,615	1,786,597
Onex Partners IV LP(d)(f)(g)	North America	03/28/2024	2,372,080	2,334,491
PA Middle Market Fund, LP(d)(f)(g)	North America	12/31/2024	45,335,456	55,076,504
PAI Mid-Market Fund SCSp(d)(f)(g)	North America	09/30/2025	875,277	1,072,514
PAI Strategic Partnerships SCSp(d)(f)(g)	Europe	03/28/2024	20,999,625	24,486,174
Paladin III (HR), L.P.(d)(f)	North America	09/29/2017	15,536	80,338
Pamlico Capital III Continuation Fund, L.P.(d)(f)(g)	North America	01/27/2023	7,695,962	12,175,178
Parthenon Investors III, L.P.(d)(f)(g)	North America	12/31/2018	512,940	1,177,078
Pegasus WSJLL Fund, L.P.(d)(f)(g)	North America	12/13/2021	8,821,466	10,329,033
PEP VIII Antares Co-Investment L.P.(d)(g)	North America	03/28/2024	9,158,173	9,730,909
Permira IV Feeder L.P.(f)(g)	North America	04/23/2020	3,977,859	8,705,981
Platinum Equity Capital Partners II(d)(f)	North America	09/29/2017	269,249	39,356
PRO SPV, LP(g)	North America	08/27/2021	6,481,062	3,281,226
Providence Equity Partners (Unity) S.C.SP.(f)(g)	Europe	05/31/2024	42,024	1,030,385
Providence Equity Partners VI L.P.(d)(f)(g)	North America	12/30/2016	3,459,400	71,995
Providence Equity Partners VII L.P.(d)(f)(g)	North America	09/29/2017	5,655,392	4,212,298
Providence Equity Partners VII-A L.P.(d)(f)(g)	North America	09/29/2023	11,359,285	7,395,878
Providence Equity Partners VIII L.P.(f)(g)	North America	03/28/2024	24,474,175	30,347,028
PT2-A, L.P.(d)(f)(g)	North America	12/16/2021	6,475,969	8,719,860
PTEV-A, L.P.(d)(f)(g)	North America	12/30/2021	4,285,377	4,805,559
RC III CKE LLC(g)	North America	06/30/2023	3,260,872	5,636,588
RCF V Annex Fund L.P.(d)(f)(g)	North America	06/30/2021	2,137	(365)
Resource Capital Fund V L.P.(d)(g)	North America	06/30/2021	14,852	67,151
Roark Capital Partners CF LP(f)(g)	North America	05/11/2022	5,548,307	8,764,073
Roark Capital Partners CF RI LP(f)	North America	08/26/2022	477,100	1,002,986

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	5

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)(Continued)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (86.96%) (Continued)
Roark Capital Partners II LP(f)	North America	06/29/2018	$783,059	$536
Roark Capital Partners III LP(f)(g)	North America	06/29/2018	12,204,159	13,443,452
Roark Capital Partners IV LP(f)(g)	North America	06/29/2018	24,195,760	31,515,843
Roark Capital Partners V (T) LP(f)(g)	North America	12/29/2023	4,075,617	4,735,572
Samson Brunello 1, L.P.(g)	North America	06/28/2024	542,879	840,133
Samson Brunello 2, L.P.	Europe	02/19/2021	865,735	2,368,633
Samson Hockey 2, L.P.(d)	North America	12/23/2020	904,194	2,020,457
Samson Shield 1, L.P.(d)(g)	North America	06/28/2024	606,843	1,364,665
Samson Shield 2, L.P.(d)	Europe	12/23/2020	4,009,934	7,275,857
Saw Mill Capital Partners, L.P.(d)(f)	North America	09/29/2017	558,675	5,941
Seidler Equity Partners IV, L.P.(f)	North America	06/30/2021	2,036,010	969,031
Silver Lake Partners III, L.P.(f)	North America	12/31/2018	847,701	6,436
Silver Lake Partners V, L.P.(f)(g)	North America	06/30/2020	1,769,394	2,442,082
Sixth Cinven Fund (No. 2) Limited Partnership(f)	Europe	12/30/2022	1,025,159	930,847
Sixth Cinven Fund (No. 4) Limited Partnership(f)	Europe	06/28/2019	964,039	1,232,935
Sixth Street Opportunities Partners III (B), L.P.(f)	North America	06/30/2015	19,439	17,763
SL SPV-2, L.P.(f)	North America	02/14/2019	318,161	734,093
Sorenson Capital Partners III, L.P.(d)(f)(g)	North America	12/31/2021	14,103,552	13,337,971
Sterling Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2021	968,403	427,074
Summit Partners Growth Equity Fund VIII-B, L.P.(d)(f)(g)	North America	12/31/2021	797,205	288,886
Summit Partners Private Equity Fund VII-A, L.P.(d)(g)	North America	12/31/2018	495,237	110,634
Sun Capital Partners IV, LP(d)	North America	12/31/2018	243,191	65,756
Sun Capital Partners V, L.P.(g)	North America	12/31/2018	467,090	66,804
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	939,635	7,255,403
TA Atlantic and Pacific VI L.P.(d)(f)	North America	03/31/2021	20,352	31,312
TA Select Opportunities Fund II-A, L.P.(d)(f)(g)	North America	09/30/2025	1,034,455	1,160,290
TA Select Opportunities Fund-A, L.P.(d)(f)(g)	North America	09/30/2025	2,990,535	3,247,135
TA XI, L.P.(f)(g)	North America	09/30/2024	177,391	310,107
TA XII-A, L.P.(f)(g)	North America	09/30/2024	3,467,528	4,554,030
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	86,179	21,186
The Resolute III Continuation Fund, L.P.(d)(f)(g)	North America	09/20/2024	23,208,741	25,069,939
The Veritas Capital Fund V, L.P.(f)(g)	North America	06/30/2019	15,648,066	5,445,048
The Veritas Capital Fund VI, L.P.(f)(g)	North America	03/31/2022	13,353,626	4,576,487
Thoma Bravo Fund XII, L.P.(f)(g)	North America	09/30/2024	4,155,654	3,207,736
Thomas H. Lee Equity Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	199,059	353,339
Thomas H. Lee Equity Fund VIII, L.P.(f)(g)	North America	03/28/2024	427,748	491,240
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(f)	North America	06/29/2018	2,118,341	1,731,092
Thomas H. Lee Parallel Fund VIII, L.P.(d)(f)(g)	North America	09/30/2025	4,287,143	5,214,544
TowerBrook Investors III, L.P.(d)(f)(g)	Europe	12/31/2019	267,492	17,113
TPF II-A, LP(d)(f)	North America	12/31/2019	21,751	11,085
TPG Asia VI, L.P.(f)(g)	Rest of World	03/28/2024	3,801,977	3,188,910
TPG Growth III (A), L.P.(f)(g)	North America	12/31/2019	1,937,686	1,580,727
TPG Partners VI, L.P.(f)(g)	North America	09/29/2017	1,469,757	129,482
TPG Partners VII, L.P.(d)(f)(g)	North America	03/28/2024	604,027	632,784
TPG Partners VIII, L.P.(f)(g)	North America	03/28/2024	1,611,633	3,433,363
Trident VI, L.P.(f)(g)	North America	06/30/2023	4,135,283	3,316,937
Trident VIII L.P.(d)(f)(g)	North America	09/30/2025	1,033,467	1,369,165
Trinity Ventures 2024, L.P.(d)(f)(g)	North America	12/20/2024	4,605,916	6,050,984
Triton Fund IV L.P.(d)(f)(g)	Europe	06/30/2023	16,633,634	31,662,933
Vector Capital V, L.P.(d)(f)(g)	North America	02/25/2025	24,391,588	26,567,411
Verdane Capital IX AB(f)(g)	Europe	12/31/2024	1,390,540	1,349,499
Vista Equity Partners Fund V, L.P.(d)(f)(g)	North America	09/30/2018	10,503,266	8,078,384
Vista Equity Partners Fund VI, L.P.(d)(f)(g)	North America	03/28/2024	695,367	1,011,706
Vista Equity Partners Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	432,663	964,263
Vista Equity Partners Hubble, L.P.(d)(f)(g)	North America	02/13/2025	30,200,597	47,836,560
Warburg Pincus Global Growth, L.P.(d)(f)(g)	North America	06/30/2022	4,187,526	7,627,777
Warburg Pincus Private Equity XI, L.P.(g)	North America	12/31/2021	3,826,656	4,053,807
Warburg Pincus Private Equity XI-B, L.P.(g)	North America	03/31/2022	2,784,762	2,327,842
Warburg Pincus Private Equity XII, L.P.(d)(g)	North America	06/30/2022	6,074,706	5,626,747
Warburg Pincus Private Equity XII-B, L.P.(d)(g)	North America	03/31/2022	5,126,076	3,212,410
WCAS XIII, L.P.(d)(f)(g)	North America	03/28/2024	337,292	565,668
WCAS XIV, L.P.(d)(f)(g)	North America	09/30/2025	368,859	589,745
Webster Equity Partners Bristol CF, L.P.(f)(g)	North America	10/15/2021	6,900,397	13,260,809
Wind Point Partners AAV, L.P.(d)(f)(g)	North America	06/29/2021	997,066	478,933

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	6

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2025 (Unaudited)(Continued)

	Geographic	Acquisition
Private Equity Investments (98.32%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (86.96%) (Continued)
Wind Point Partners VII-B, L.P.(d)(f)	North America	09/29/2017	$473,866	$102,024
WP AUSA, L.P.(d)(g)	North America	07/22/2019	5,000,000	9,705,653
ZMC II, L.P.(f)(g)	North America	09/30/2024	1,042,467	20,027

Total Secondary Investments			1,474,928,693	1,686,686,878

Total Private Equity Investments			$1,645,987,695	$1,906,935,102

Short-Term Investments (7.15%)	Fair Value
Money Market Funds (7.15%)
Fidelity Government Portfolio, Class I, 4.00%(e)	136,861,580
JPMorgan US Government Money Market Fund, 3.86%(e)	1,906,396

Total Money Market Funds	138,767,976

Total Short-Term Investments (Cost $138,767,976)	$138,767,976

Total Investments (105.48%) (Cost $1,784,755,671)	$2,045,703,078

Liabilities in Excess of Other Assets (-5.48%)	(106,180,313)
Net Assets (100.00%)	$1,939,522,765

Open Foreign Currency Forward Contracts

Settlement Date	Counterparty	Buy	Sell	Unrealized Appreciation (Depreciation)
12/31/2025	Lloyds Bank plc.	$325,038,402	€277,477,390	$(2,713,429)

Total Foreign Currency Forward Contracts				$(2,713,429)

Open Equity Forward Contracts

Settlement Date*	Counterparty	Notional Amount	Exercise Price	Unrealized Appreciation (Depreciation)
8/18/2026	Nomura Global Financial Products Inc.	$816,060	$49.38	$(749,833)
8/18/2027	Nomura Global Financial Products Inc.	$816,060	$49.38	$(712,828)
8/18/2028	Nomura Global Financial Products Inc.	$816,060	$49.38	$(677,133)
* Nomura Global Financial Products Inc. has entered into one contract with the Fund.
				$(2,139,794)

(a)	The Private Equity Investments above pursue strategies including buyout, growth equity, mezzanine, and other private market strategies. Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2025 was $1,645,987,695 and $1,906,935,102, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 98.32%.
(b)	In the case of Private Equity Investments, geographic region generally refers to the location of the principal operations of the underlying investment.
(c)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of September 30, 2025.
(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of September 30, 2025.
(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	7

Pomona Investment Fund	Consolidated Statement of Assets and Liabilities

September 30, 2025 (Unaudited)

ASSETS:
Private Equity Investments, at fair value (Cost, $1,645,987,695)	$1,906,935,102
Short-term investments, at fair value (Cost, $138,767,976)	138,767,976
Cash	734,922
Cash held in foreign currency denominations (Cost, $25,172,045)	26,654,925
Distributions from Private Equity Investment receivable	2,407,858
Interest receivable	509,942
Prepaid expenses	74,571
Private Equity Investments paid in advance	22,490
Deferred financing costs	12,808
Other assets	40,696
Total Assets	2,076,161,290

LIABILITIES:
Payable for shares repurchased	71,370,651
Payable for investments purchased, not yet settled	48,563,068
Management fees payable	8,417,633
Unrealized depreciation on foreign currency forward contract	2,713,429
Equity forward contract, at fair value	2,139,794
Administration fees payable	1,275,399
Distribution and servicing fees payable	1,098,135
Professional fees payable	441,605
Commitment and interest fee payable	380,139
Sub-administration fees payable	7,846
Other accounts payable and accrued expenses	230,826
Total Liabilities	136,638,525
Contingencies and commitments (see Notes 10 and 11)
Net Assets	$1,939,522,765

Net Assets
Paid-in capital	$1,547,356,493
Total distributable earnings	392,166,272
Net Assets	$1,939,522,765

Net Assets Attributable to:
Class A Shares	$782,863,428
Class I Shares	1,156,659,337
1,939,522,765

Shares Outstanding:
Class A Shares	49,475,036
Class I Shares	68,297,175
117,772,211

Net asset value per share:
Class A Shares	$15.82
Class I Shares	$16.94

The accompanying notes are an integral part of these Consolidated Financial Statements.

8	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statement of Operations

For the Six Months Ended September 30, 2025 (Unaudited)

Income
Interest income	$4,484,934
Dividend income	6,010,722
Other income	493,681
Total Income	10,989,337

Expenses
Management fees	16,477,276
Administration fees	2,496,557
Distribution and servicing fees	2,224,520
Sub-administration fees	832,360
Commitment fees and interest expense	756,146
Professional fees	754,439
Offering fees	402,880
Transfer agent fees	212,189
Other expenses	552,188
Total Expenses	24,708,555
Net Investment Loss	(13,719,218)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments, Foreign Currency Transactions and Foreign Currency Forward Contracts

Net realized gain from private equity investments	49,625,829
Net realized gain on foreign currency transactions	(2)
Net realized loss from foreign currency forward contracts	(15,918,762)
Total net realized gain from Private Equity Investments, Foreign Currency Transactions and Foreign Currency Forward Contracts	33,707,065

Net change in unrealized appreciation/(depreciation) on private equity investments	75,030,598
Net change in unrealized appreciation/(depreciation) on foreign currency translation	1,018,523
Net change in unrealized appreciation/(depreciation) on foreign currency equity forward contract	99,974
Net change in unrealized appreciation/(depreciation) on foreign currency forward contracts	(2,257,031)
Total net change in unrealized appreciation/(depreciation) on Private Equity Investments, Foreign Currency Translation, Equity Forward Contract and Foreign Currency Forward Contracts	73,892,064

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments, Foreign Currency Transactions and Foreign Currency Forward Contracts	107,599,129
Net Increase in Net Assets from operations	$93,879,911

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	9

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Operations
Net investment loss	$(13,719,218)	$(7,427,109)
Net realized gain from Private Equity Investments, Foreign Currency Transactions and Foreign Currency Forward Contracts	33,707,065	107,750,730
Net change in unrealized appreciation/(depreciation) from Private Equity Investments, Foreign Currency Translation, Equity Forward Contract and Foreign Currency Forward Contracts	73,892,064	7,801,857
Net increase in Net Assets from operations	93,879,911	108,125,478

Distributions to Shareholders
Capital gains:
Class A Shares	-	(38,542,436)
Class M2 Shares	-	-	(a)
Class I Shares	-	(47,543,150)
Decrease in Net Assets from distributions to Shareholders	-	(86,085,586)

Net Assets Transactions
Class A Shares
Proceeds from sale of shares	1,437,125	165,464,617
Reinvestment of distributions	-	31,529,028
Exchange of shares	(176,735)	(16,710,679)
Repurchase of shares	(55,352,830)	(45,513,985)
Total Class A Transactions	(54,092,440)	134,768,981
Class M2 Shares
Proceeds from sale of shares	-	-
Reinvestment of distributions	-	-
Exchange of shares	-	(1,233,807	)(a)
Repurchase of shares	-	-
Total Class M2 Transactions	-	(1,233,807)
Class I Shares
Proceeds from sale of shares	67,048,453	248,333,501
Reinvestment of distributions	-	34,321,786
Exchange of shares	176,735	17,944,486
Repurchase of shares	(67,801,359)	(86,430,149)
Total Class I Transactions	(576,171)	214,169,624

Decrease in Net Assets from capital transactions	(54,668,611)	347,704,798

Net Assets
Beginning of year	1,900,311,465	1,530,566,775
End of period	$1,939,522,765	$1,900,311,465

(a)	For the period from April 1, 2024 to July 1, 2024 (Class M2 liquidation date).

The accompanying notes are an integral part of these Consolidated Financial Statements.

10	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets (Continued)

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Fund Share Transaction
Shares sold	93,504	11,036,343
Shares reinvested	-	2,137,170
Shares exchanged	(11,354)	(1,121,826)
Shares redeemed	(3,531,652)	(3,008,664)
Net decrease in Class A Shares outstanding	(3,449,502)	9,043,023

Shares sold	-	-
Shares reinvested	-	-
Shares exchanged	-	(77,627	)(a)
Shares redeemed	-	-
Net decrease in Class M2 Shares outstanding	-	(77,627)

Shares sold	4,083,800	15,621,237
Shares reinvested	-	2,185,837
Shares exchanged	10,623	1,134,444
Shares redeemed	(4,024,469)	(5,356,608)
Net increase in Class I Shares outstanding	69,954	13,584,910

(a)	For the period from April 1, 2024 to July 1, 2024 (Class M2 liquidation date).

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	11

Pomona Investment Fund	Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2025 (Unaudited)

Cash Flows From Operating Activities:
Net increase in Net Assets resulting from operations	$93,879,911
Adjustments to reconcile net increase in Net Assets from operations to net cash used in operating activities:
Purchase of Private Equity Investments	(214,921,758)
Capital distributions received from Private Equity Investments	94,490,191
Proceeds from sale of Private Equity Investments	84,008,284
Net proceeds from equity forward contract	2,230,828
Net sales of short-term investments	98,427,377
Proceeds from foreign currency forward contracts	(15,918,762)
Net realized gain from Private Equity Investments, foreign currency transactions and foreign currency forward contracts	(33,707,065)
Net change in unrealized (appreciation)/depreciation on Private Equity Investments and foreign currency translation	(76,049,121)
Net change in unrealized (appreciation)/depreciation on forward foreign currency contracts	2,257,031
Net change in unrealized (appreciation)/depreciation on forward equity contract	(99,974)
Amortization of equity forward discount	12,789
Amortization of deferred financing costs	12,808
Changes in operating assets and liabilities:
Decrease in interest receivable	450,309
Decrease in prepaid expenses	74,572
Decrease in Private Equity Investments paid in advance	29,377
Decrease in distribution from Private Equity Investments receivable	2,689,277
Decrease in other assets	16,857
Decrease in payable for investments purchased, not yet settled	(23,485,257)
Increase in management fees payable	311,420
Increase in administration fees payable	47,185
Decrease in distribution and servicing fees payable	(38,847)
Decrease in professional fees payable	(72,873)
Increase in commitment and interest fees payable	8,264
Increase in sub-administration fees payable	3,957
Increase in other accounts payable and accrued expenses	112,611
Net cash provided by operating activities	14,769,391

Cash flows from financing activities:
Proceeds from sale of shares	68,485,578
Payments for shares repurchased	(109,190,118)
Net cash used in financing activities	(40,704,540)
Net change in cash	(25,935,149)
Cash and cash equivalents at beginning of year	53,324,996
Cash and cash equivalents at end of period	$27,389,847

Supplemental disclosure of cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash	1,441,431
Cash held in foreign currency	51,883,565
Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	$53,324,996

Cash and cash equivalents at end of period
Cash	734,922
Cash held in foreign currency	26,654,925
Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	$27,389,847

The accompanying notes are an integral part of these Consolidated Financial Statements.

12	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Class A Shares
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$15.11		$15.04	$14.03	$14.79	$13.34
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss	(0.13)		(0.11)	(0.15)	(0.32)	(0.32)
Net realized and unrealized gain/(loss) on investments	0.84		0.95	1.77	0.11	3.71
Total income/(loss) from investment operations:	0.71		0.84	1.62	(0.21)	3.39
Distributions from capital gains	–		(0.77)	(0.61)	(0.55)	(1.94)
Distributions from return of capital	–		–	–	–	–
Total distributions:	–		(0.77)	(0.61)	(0.55)	(1.94)
Net asset value per Share, end of period	$15.82		$15.11	$15.04	$14.03	$14.79
Total Return (a)(b)	4.71	%(f)	5.74%	11.77%	(1.28%)	26.25%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$782,863		$799,797	$659,830	$440,313	$273,039
Ratio of net investment loss to average Net Assets (c)	(1.74	%)(g)	(0.74%)	(0.98%)	(2.30%)	(2.32%)
Ratio of gross expenses to average Net Assets(c)	2.86	%(g)	3.04%	3.53%	3.61%	3.59%
Ratio of expense waiver to average Net Assets(e)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(d)
Ratio of net expenses to average Net Assets(e)	2.86	%(g)	3.04%	3.53%	3.61%	3.59%
Portfolio turnover rate	4.59	%(f)	–%	–%	–%	1.23%

(a)	Total Return based on net asset value per share.
(b)	Total Return does not reflect sales load.
(c)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.
(d)	Amount is less than 0.005%.
(e)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund's total annual ordinary operating expenses, excluding certain ''Specified Expenses'' as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 2.86% for the period ended September 30, 2025, and the annualized ratio of net expenses to average net assets would have been, 3.04%, 3.45%, 3.47%, and 3.53% for the years ended March 31, 2025, 2024, 2023, and 2022, respectively.
(f)	Not Annualized
(g)	Annualized

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2025	13

Pomona Investment Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Class I Shares
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$16.13		$15.91	$14.72	$15.41	$13.76
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss	(0.10)		(0.03)	(0.06)	(0.26)	(0.24)
Net realized and unrealized gain/(loss) on investments	0.91		1.02	1.86	0.12	3.83
Total income/(loss) from investment operations:	0.81		0.99	1.80	(0.14)	3.59
Distributions from capital gains	–		(0.77)	(0.61)	(0.55)	(1.94)
Distributions from return of capital	–		–	–	–	–
Total distributions:	–		(0.77)	(0.61)	(0.55)	(1.94)
Net asset value per Share, end of period	$16.94		$16.13	$15.91	$14.72	$15.41
Total Return (a)	4.99	%(e)	6.33%	12.46%	(0.74%)	26.95%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,156,659		$1,100,514	$869,503	$495,638	$271,743
Ratio of net investment loss to average Net Assets (b)	(1.18	%)(f)	(0.18%)	(0.34%)	(1.76%)	(1.86%)
Ratio of gross expenses to average Net Assets(b)	2.32	%(f)	2.49%	2.98%	3.07%	3.05%
Ratio of expense waiver to average Net Assets(c)	0.00	%(f)	0.00%	0.00%	0.00%	0.00	%(d)
Ratio of net expenses to average Net Assets(c)	2.32	%(f)	2.49%	2.98%	3.07%	3.05%
Portfolio turnover rate	4.59	%(e)	–%	–%	–%	1.23%

(a)	Total Return based on net asset value per share.
(b)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.
(c)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund's total annual ordinary operating expenses, excluding certain ''Specified Expenses'' as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 2.32% for the period ended September 30, 2025, and the annualized ratio of net expenses to average net assets would have been, 2.49%, 2.96%, 2.93%, and 2.99% for the years ended March 31, 2025, 2024, 2023, and 2022, respectively.
(d)	Amount is less than 0.005%.
(e)	Not Annualized
(f)	Annualized

The accompanying notes are an integral part of these Consolidated Financial Statements.

14	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Early secondary investments, or early secondaries, refer to secondary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2025, the Fund offered two classes of shares; Classes A and I shares. All shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value ("NAV") plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current NAV without an initial sales charge and with a general minimum initial investment of $25,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

All share classes have the same rights and privileges, and have ownership in the same underlying investment portfolio.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, a wholly owned-subsidiary of the Fund. All inter-company accounts and transactions have been eliminated.

As of September 30, 2025 the total value of Private Equity Investments held by the subsidiary is $ 1,740,654,120 or approximately 90% of the Fund’s net assets.

Semi-Annual Report | September 30, 2025	15

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC 820-10, “Fair Value Measurements and Disclosures” ("ASC 820-10"). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The Fund uses the net asset value (“NAV”) reported by the investment manager of a Private Equity Investment as a practical expedient to determine fair value. If the Valuation Designee determines that the most recent NAV does not represent fair value, if no NAV is reported, or if the NAV is not provided as of the relevant valuation date, a fair value determination is made in accordance with the Valuation Procedures. This may include adjusting the previous NAV with other relevant information available at the time, such as capital activity, market conditions, the application of a Market Adjustment Factor (“MAF”), and events occurring between the investment manager’s valuation date and the Fund’s valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
●	Discounted cash flow analysis, including a terminal value or exit multiple.
●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers. For the six months ended September 30, 2025, the Fund earned other income of $493,681 which is reflected in Other income on the Consolidated Statement of Operations.

16	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. The Fund’s primary sources of income are investment income and gains recognized upon distributions from Private Equity Investments and unrealized appreciation/depreciation in the fair value of its Private Equity Investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the underlying investment manager of the Private Equity Investment on the date received. Distributions occur at irregular intervals, and the exact timing of distributions from the Private Equity Investment has not been communicated to the Fund. It is estimated that distributions will occur over the life of the Private Equity Investments.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Income and Expense Allocation

The Fund allocates income and expenses to each class of shares based on net assets at the end of the prior quarter plus capital transactions effective as of the beginning of the current quarter. However, certain expenses are applicable to a specific share class in which case they are allocated 100% to that respective share class.

Foreign Currency Forward Contracts

The Fund may enter into foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The inherent risks associated with foreign currency forward contracts are the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the six months ended September 30, 2025, the Fund entered into four short foreign currency forward contract. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $(2,713,429) in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(15,918,762) in net realized losses and $(2,257,031) change in net unrealized depreciation on forward foreign currency contracts. The foreign currency forward contracts are subject to an enforceable master netting agreement, such as an ISDA Master Agreement. For financial reporting purposes, none of the foreign currency forward contracts have been offset. The outstanding foreign currency forward contract amounts for the six months ended September 30, 2025, listed in the Consolidated Schedule of Investments, are representative of contract amounts during the period.

Semi-Annual Report | September 30, 2025	17

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

Equity Forward Contracts

The Fund may enter into equity forward contracts to manage exposure to changes in the market value of certain equity securities held or expected to be acquired by the Fund. These contracts obligate the Fund and its counterparty to exchange payments based on the future market price of an underlying equity security at a fixed valuation date. The objective of the Fund’s equity forward transactions is to reduce the risk that the value of specific equity investments will fluctuate due to movements in the underlying market price. All equity forward contracts are marked-to-market daily at current market prices of the underlying securities, resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the equity forward contract is terminated, closed, or settled. The inherent risks associated with equity forward contracts include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the market value of the underlying security.

During the six months ended September 30, 2025, the Fund entered into one prepaid equity forward contract with Nomura Global Financial Products Inc. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had a $2,139,794 liability on the equity forward contract. As disclosed in the Consolidated Statement of Operations, the Fund recognized an unrealized gain of $99,974 during the period. For financial reporting purposes, the contract has not been offset with any other derivative positions. The outstanding notional amount of the equity forward contract as of September 30, 2025, listed in the Consolidated Schedule of Investments, is representative of the contract amount during the period.

Operating Segment Reporting

Since its commencement, the Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the Fund's prospectus. The accounting policies of the Fund are consistent with those described in these Consolidated Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by Pomona Management LLC, the Adviser. The CODM considers the Fund's net increase in assets from operations when deciding whether to buy more investments. Distributions to shareholders are based on realized gains, in line with RIC requirements. Detailed financial information for the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Consolidated Statement of Assets and Liabilities, investments held on the Consolidated Schedule of Investments, results of operations and significant segment expenses on the Consolidated Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and ratios within the Consolidated Financial Highlights.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

18	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$138,767,976	$–	$–	$138,767,976
Total Investments in Securities	$138,767,976	$–	$–	$138,767,976
Other Investments – Liabilities
Foreign Currency Forward Contract*	$–	$(2,713,429)	$–	$(2,713,429)
Equity Forward Contract**	–	(2,139,794)	–	(2,139,794)
Total Other Investments	$–	$(4,853,223)	$–	$(4,853,223)
Total	$138,767,976	$(4,853,223)	$–	$133,914,753

*	Foreign forward contract is valued at unrealized appreciation/(depreciation)
**	Equity forward contract is valued at cost plus unrealized appreciation/(depreciation)

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of September 30, 2025, $1,906,935,102 was fair valued utilizing NAV as a practical expedient.

A listing of the Private Equity Investment types held by the Fund and the related attributes, as of September 30, 2025, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/ Co-Investments	Investments in an operating company alongside other investors	$30,003,032	$1,246,558	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	$91,041,391	$87,848,454	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Early Secondary	Secondary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$99,203,801	$18,520,922	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	$1,686,686,878	$241,548,507	None	N/A	Liquidity in the form of distributions from Private Equity Investments

Semi-Annual Report | September 30, 2025	19

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
**	Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

The fair value relating to certain underlying investments of these Private Equity Investments, for which there is no readily available market, has been estimated by the respective Private Equity Investment’s manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a readily available market for the investments existed. These differences could be material.

4. MANAGEMENT FEE, ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Private Equity Investment to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchases of Shares) (the “Management Fee”). For the six months ended September 30, 2025, the Fund incurred a Management Fee of $16,477,276, of which $8,417,633 was payable as of September 30, 2025.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchase of Shares) (the “Administration Fee”). For the six months ended September 30, 2025, the Fund incurred an Administration Fee of $2,496,557, of which $1,275,399 was payable as of September 30, 2025.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through March 31, 2026 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end NAV (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/ or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

Effective March 31, 2024, all eligible expenses have been recouped by the Adviser.

20	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor directly distributes Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund pays the Distributor a monthly fee of 0.04583% (0.55% on an annualized basis) of the Fund’s NAV attributable to Class A shares as of each month-end, determined as of the last day of each month (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. For the six months ended September 30, 2025, the Fund incurred a Distribution and Servicing Fee of $2,224,520, of which $1,098,135 is payable as of September 30, 2025.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $45,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each regular quarterly meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses. Additionally, the Audit Committee Chair is paid an annual fee of $5,000. For the six months ended September 30, 2025, the Fund incurred Trustee fees and expenses in the amount of $92,500 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund retained Kroll Associates, Inc. to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2025, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $51,600 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund will continuously incur offering fees so long as it is accepting new investors. These costs enable the Fund to be offered to investors. These offering fees are expensed by the Fund as incurred. For the six months ended September 30, 2025, the Fund incurred $402,880 of offering fees.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of NAV at September 30, 2025 is $113,954,551.

Colmore, Inc. provides certain sub-administrative, sub-accounting, and administration services to the Fund based on the Fund's service agreement. For these services, the Fund pays a quarterly fee to Colmore based on ending quarterly net assets.

Ultimus Fund Solutions, LLC serves as the Fund's transfer agent with respect to maintaining the registry of the Fund’s Shareholders and processing matters relating to subscriptions for, and repurchases of, Shares.

Semi-Annual Report | September 30, 2025	21

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

5. REVOLVING CREDIT AGREEMENT

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC (the "Barclays Facility"). Effective June 3, 2021 and July 8, 2022, the Fund amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and $175,000,000, respectively. Borrowings under the current Barclays Facility bear interest at Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average (“SONIA”), or Euro Interbank Offer Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. The Barclays Facility matures on March 28, 2026. The Fund entered into the Barclays Facility for working capital requirements, such as financing repurchases of shares, distributions to investors, and investments. As of September 30, 2025, the Fund had no outstanding borrowings on the Barclays Facility. For the six months ended September 30, 2025, the Fund incurred $756,146 in commitment fees and no interest expense.

Information about the Fund's senior securities is shown in the following table:

Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per $1,000 of Indebtedness (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Barclays Facility
September 30, 2025	-	-	—	N/A
March 31, 2025	-	-	—	N/A
March 31, 2024	$93,225,600	$17,418	—	N/A
March 31, 2023	$77,576,100	$13,079	—	N/A
March 31, 2022	$47,990,882	$12,376	—	N/A

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.
(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)	Not applicable to senior securities outstanding as of period end.

6. CAPITAL SHARE TRANSACTIONS

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer (in the aggregate) would be for an amount that is not more than 5% of the Fund’s NAV. There can be no assurance that the Board will accept the Adviser’s recommendation.

An investor may be permitted to exchange Shares between classes of Shares of the Fund, provided that, among other things: (1) the investor's aggregate investment would have met the minimum initial investment requirements in the applicable Class at the time of purchase and continues to meet those requirements; (2) the Shares are otherwise available for offer and sale; and (3) the investment meets all other requirements for investing in the applicable class.

22	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

7. FEDERAL AND OTHER TAXES

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. Accordingly, tax basis distributions made during the 12 months ended March 31, 2025, but after the Tax Year ended October 31, 2024, will be reflected in the notes to the Fund’s financial statements for the fiscal year ending March 31, 2026. The Fund’s open tax years are generally the three prior taxable years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2025 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2025, the Fund did not incur any interest or penalties.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Net Assets due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) as of the period ended were as follows:

Cost of investments for tax purposes	$1,613,601,539
Gross tax unrealized appreciation	$588,594,219
Gross tax unrealized depreciation	$(156,492,680)
Net tax unrealized appreciation (depreciation) on investments	$432,101,539

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Unrealized appreciation	330,547,301
Other timing differences	(894,167)
Distributable net earnings	$329,653,134

Semi-Annual Report | September 30, 2025	23

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

As of October 31, 2024, the Fund had no capital loss carryforwards.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2024 and October 31, 2023 was as follows:

Distribution paid from:	2024	2023
Ordinary income	$—	$—
Long-term capital gains	49,570,474	26,959,580
Return of Capital	—	—
Total distributions paid	$49,570,474	$26,959,580

8. AUTOMATIC DIVIDEND REINVESTMENT PLAN

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant in the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 90 days prior to the record date for a distribution, the request will be effective only with respect to distributions after the 90 day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

●	reinvest both dividends and capital gain distributions;
●	receive dividends in cash and reinvest capital gain distributions; or
●	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal, state and local income tax purposes, Shareholders receiving Shares pursuant to the DRIP will be treated as having received a taxable distribution equal to the amount payable to them in cash.

Shares will be issued pursuant to the DRIP at the net asset value determined on the next Valuation Date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate or amend the DRIP at any time. All expenses related to the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund’s net assets on which the Management Fee and the Administration Fee are payable to the Adviser and the Administrator, respectively.

9. INVESTMENT TRANSACTIONS

Total contributions to and purchases of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2025 amounted to $214,921,758. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2025 amounted to $178,498,475.

10. INDEMNIFICATION

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

24	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

11. COMMITMENTS

As of September 30, 2025, the Fund had outstanding investment commitments to Private Equity Investments totaling $349,164,441.

12. MACROECONOMIC RISKS

Geopolitical concerns and other global events, including, without limitation, trade conflict, national and international political circumstances, armed conflict (including wars, terrorist acts or security operations), natural disasters, pandemics or other severe public health events and other significant events, may adversely affect the United States and/or other nations, financial markets and global economies and could affect the Fund’s ability to meet its investment objectives and other obligations. The potential for such events has created economic and political uncertainty in the past and may do so in the future.  Such uncertainty may adversely affect the United States and/or other nations, financial markets and global economies and the Fund for the short or long-term in ways that cannot presently be predicted or predicted on an accurate basis. The outbreak of armed conflict in jurisdictions in which the Partnership invests or otherwise could have a negative impact on economic and market conditions and trigger a period of global economic slowdown.  Similarly, a significant outbreak of infectious disease or any other serious public health concern, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on economic and market conditions and trigger a period of global economic slowdown.  Such events have the potential to severely disrupt or suspend certain cross-border trade, supply chains and tourism and to create humanitarian crises and the economic impacts of such events could adversely affect the performance of the Fund’s investments and of the Fund’s overall performance and financial results.

13. SUBSEQUENT EVENTS

Since October 1, 2025, there were subscriptions to the Fund in the amount of $1,379,143 for Class A and, $14,320,228 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Semi-Annual Report | September 30, 2025	25

Pomona Investment Fund	Additional Information (Unaudited)

September 30, 2025

PROXY VOTING

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F). The Fund’s Form N-PORT Part F are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	www.pomonainvestmentfund.com

Intentionally Left Blank

Semi-Annual Report | September 30, 2025	27

28	www.pomonainvestmentfund.com

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable to semi-annual reports.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

a)	Not applicable to semi-annual reports.

b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Frances Janis
Frances Janis, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.